Financial risk management - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gold price
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	$ 49.9	$ 21.9
Copper price
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	24.7	19.5
Fuel and electricity price
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	$ 5.7	$ 3.9